Acquisitions (Details) (USD $)	12 Months Ended				3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2013 Purchase price allocation adjustments	Sep. 30, 2013 CMORx, LLC item	Dec. 31, 2012 Guardian	Dec. 21, 2012 Guardian	Sep. 30, 2013 Guardian Purchase price allocation adjustments	Sep. 30, 2013 NightRays Purchase price allocation adjustments
Acquisitions
Number of related corporations which leverage the provision of non-emergency medical transportation services					2
Total cost of acquisitions	$ 3,200,000,000	$ 183,200,000			$ 26,400,000
Goodwill	2,413,632,000	2,269,140,000	2,437,620,000		24,400,000	102,100,000
Intangible assets					3,900,000	51,100,000		8,700,000	4,300,000
Property, plant and equipment					1,600,000		1,876,000
Net current liabilities					3,500,000
Deferred tax liability				$ 3,300,000